Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events	NOTE 11 – Subsequent Events Recent Stock Issuances Since October 1, 2016, the Company has issued an aggregate of 56,056 shares of common stock pursuant to the Company’s Equity Incentive Program.

NOTE 16 – Subsequent Events

Appointment of Chief Financial Officer and President

On February 12, 2016, the Board of Directors of the Company appointed Ian Rhodes to be the Company’s Chief Financial Officer and Grant Sahag to be the Company’s President, effective February 22, 2016.

On February 12, 2016, the Company entered into separate Employment Agreements with Messrs. Rhodes and Sahag.

Pursuant to the Employment Agreement with Mr. Rhodes, in exchange for Mr. Rhodes performance of his duties as Chief Financial Officer, the Company will compensate him with an annual base salary of $150,000. Mr. Rhodes will be granted 2% of the Company’s total outstanding shares of Common Stock, following the Company’s rights offering, as equity compensation. This stock will vest pursuant to a schedule with certain stock price thresholds that must be achieved based on a 30 trading day volume weighted average price. Mr. Rhodes will also be eligible to receive an annual cash incentive payable for the achievement of performance goals to be established by the Compensation Committee of the Company’s Board of Directors up to 40% of his salary. The Employment Agreement is for an initial term of one year and will be automatically extended on each anniversary unless earlier terminated.

Pursuant to the Employment Agreement with Mr. Sahag, in exchange for Mr. Sahag’s performance of his duties as President, the Company will compensate him with an annual base salary of $120,000. Mr. Sahag will be granted 1% of the Company’s total outstanding shares of Common Stock, following the Company’s rights offering, as equity compensation. This stock will vest pursuant to a schedule with certain stock price thresholds that must be achieved based on a 30 trading day volume weighted average price. Mr. Sahag will also be eligible to receive an annual cash incentive payable for the achievement of performance goals to be established by the Compensation Committee of the Company’s Board of Directors up to 40% of his salary. The Employment Agreement is for an initial term of one year and will be automatically extended on each anniversary unless earlier terminated.

Rights Offering

On February 26, 2016, the Company closed a rights offering. The rights offering was made pursuant to a registration statement on Form S-1 filed with the Securities and Exchange Commission and declared effective on January 20, 2016.

Pursuant to the rights offering, the Company distributed to holders of its common stock non-transferable subscription rights to purchase up to 50,200,947 shares of the Company’s common stock, par value $0.0001 per share. Each shareholder received one subscription right for every one share of common stock owned at 5:00 p.m. EST on October 30, 2015, the record date. Each subscription right entitled a shareholder to purchase 0.7 shares of the Company’s common stock at a subscription price of $0.08 per share, which was referred to as the basic subscription privilege. If a shareholder fully exercised their basic subscription privilege and other shareholders did not fully exercise their basic subscription privileges, shareholders could also exercise an over-subscription privilege to purchase a portion of the unsubscribed shares at the same subscription price of $0.08 per share.

During the rights offering, subscription rights to purchase a total of 37,475,620 shares of common stock, par value $0.0001, were exercised. The exercise of these subscription rights resulted in gross proceeds to the Company of approximately $2,998,050 before deducting expenses of the rights offering.

Recent Stock Issuances

Since December 31, 2015, the Company has issued an aggregate of 194,584 shares of common stock pursuant to the Company’s Equity Incentive Program.

Change in Chief Executive Officer

On March 28, 2016, David Ide, the Company’s Interim Chief Executive Officer, informed the Company’s Board of Directors of his intention to not extend his tenure as Interim Chief Executive Officer beyond the expiration of his Consulting Agreement on April 30, 2016. Mr. Ide will continue to serve as a member of the Board of Directors and as Chairman of the Board of Director’s Executive Committee.

On March 28, 2016, the Board of Directors of the Company appointed Grant Sahag to be the Company’s Chief Executive Officer, effective May 1, 2016.